Cover	Nov. 25, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 25, 2025
Entity File Number	333-177532
Entity Registrant Name	Kaya Holdings, Inc.
Entity Central Index Key	0001530746
Entity Tax Identification Number	90-0898007
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	21218 St. Andrews Blvd
Entity Address, Address Line Two	#300
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33433
City Area Code	954
Local Phone Number	612-6475
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false